Borrowings and Credit Arrangements - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 10, 2010	Mar. 24, 2012 USD ($)	Dec. 25, 2010 USD ($)	Sep. 29, 2012 USD ($) D	Sep. 24, 2011 USD ($)	Sep. 25, 2010 USD ($)	Sep. 29, 2012 2007 Notes [Member] USD ($)	Sep. 29, 2012 2010 Notes [Member] USD ($)	Sep. 24, 2011 2010 Notes [Member] USD ($)	Sep. 29, 2012 2012 Notes [Member] USD ($)	Aug. 01, 2012 Credit Agreement [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] USD ($) Ratio	Sep. 29, 2012 Credit Agreement [Member] Minimum [Member]	Sep. 29, 2012 Credit Agreement [Member] Maximum [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Percentage Added To Base Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Percentage Added To Eurodollar Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Minimum [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Maximum [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Percentage Added To Base Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Percentage Added To Eurodollar Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Base Rate Floor [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Eurodollar Rate Floor [Member]	Sep. 29, 2012 Credit Agreement [Member] Revolving Facility [Member] USD ($)	Aug. 01, 2012 Senior Notes [Member] USD ($)	Dec. 10, 2007 Convertible Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] USD ($)	Mar. 24, 2012 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Nov. 18, 2010 Convertible Notes [Member] November 18, 2010 [Member] USD ($)	Dec. 24, 2011 Convertible Notes [Member] November 18, 2010 [Member] USD ($)	Nov. 18, 2010 Convertible Notes [Member] November 18, 2010 [Member] 2007 Notes [Member] USD ($)	Feb. 29, 2012 Convertible Notes [Member] February 29, 2012 [Member] USD ($)	Mar. 24, 2012 Convertible Notes [Member] February 29, 2012 [Member] USD ($)	Feb. 29, 2012 Convertible Notes [Member] February 29, 2012 [Member] 2007 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Dec. 10, 2010 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2010 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2012 Notes [Member] USD ($)	Feb. 28, 2009 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] GBP (£)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GBP (£)	Jul. 31, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Mar. 31, 2009 GEN-PROBE INCORPORATED [Member] USD ($)	Feb. 28, 2009 Letter of Credit [Member] GEN-PROBE INCORPORATED [Member] USD ($)
Schedule Of Borrowings [Line Items]
Carrying value of debt				$ 4,971,179,000	$ 1,488,580,000
Credit facilities maximum borrowings															1,000,000,000					1,500,000,000					300,000,000															180,000,000						250,000,000	10,000,000
Debt instrument maturity date															Aug. 01, 2017					Aug. 01, 2019					Aug. 01, 2017	Aug. 01, 2020	Dec. 15, 2037			Dec. 15, 2037			Mar. 01, 2042
Face value											2,800,000,000															1,000,000,000	1,725,000,000		775,000,000	450,000,000		450,000,000	500,000,000		500,000,000
Borrowed principal under credit agreement											2,500,000,000	2,500,000,000
Net proceeds											2,410,000,000															987,400,000	1,690,000,000
Guarantors capital stock												65.00%
Principal payments under Term Loan																		12,500,000	50,000,000	3,750,000
Debt instrument base rate																2.00%	3.00%				2.50%	3.50%	2.00%	1.00%
Commitment fee percentage												0.50%
Interest rates under Term Loans												4.00%	3.23%	4.50%
Interest expense												18,400,000														10,700,000
Non-cash interest expense-amortization of debt discount and deferred financing costs				74,974,000	76,814,000	86,638,000						2,400,000														300,000
Total net leverage ratio												7.00
Decrease in leverage ratio												4.00
Interest coverage ratio												3.25
Increase in interest coverage ratio												3.75
Interest rate				2.00%																						6.25%	2.00%			2.00%			2.00%			2.00%		2.00%	2.00%
Maturity period																										2020
Offering price of principal amount																										100.00%
Principal amounts redeemed, percentage																										35.00%
Redemption price equal to the aggregate principal amount so redeemed plus accrued and unpaid interest, percentage																										106.25%
Redemption price of notes on or after: August 1, 2015 through July 31, 2016 of par value , percentage																										103.125%
Redemption price of notes on or after: August 1, 2016 through July 31, 2017 of par value, percentage																										102.083%
Redemption price of notes on or after: August 1, 2017 through July 31, 2018 of par value, percentage																										101.042%
Redemption Price of notes on or after: August 1, 2018 and thereafter of par value, percentage																										100.00%
Percentage price of principal amount for repurchase of Senior notes in a change-in-control																										101.00%
Loss on debt extinguishment		42,300,000	29,900,000	42,347,000	29,891,000	0			29,900,000	42,300,000																					29,900,000			42,300,000
Repurchase price as percentage of redemption price																												100.00%
Aggregate annual yield to maturity, percentage																																				2.00%		2.00%	2.00%
Percent by which trading price of notes exceeds accreted principal resulting in contingent interest																																				120.00%		120.00%	120.00%
Conversion price of common stock																																				$ 38.59		$ 23.03	$ 31.175
Percent by which common stock sales price exceeds convertible notes conversion price																																				130.00%
Minimum number of days the sales price exceeds conversion price																																				20		20	20
Consecutive number of trading days the common stock sales price exceeds convertible notes conversion price																																				30		30	30
Percent that the trading price per note is less than product of the common stock price and conversion rate, allowing holders to convert notes to common shares																																				98.00%		98.00%	98.00%
Percent by which common stock sales price exceeds convertible notes conversion price																																						130.00%	130.00%
Cash paid to satisfy conversion obligations																												$ 1,000
Fair value of liability component of convertible notes at issuance								349,000,000		454,200,000																											1,256,000,000
Estimated effective interest rate	7.62%							6.52%		3.72%
Fair value of equity conversion feature recorded in stockholders' equity							468,900,000	97,300,000		79,700,000
Notes exchange loss on debt								26,000,000		39,700,000
Write-off of debt issuance costs								3,900,000		2,600,000
Debt Instrument, effective interest rate								5.46%		2.89%
Allocation to the reacquisition of the equity component								39,900,000		41,600,000
Additional discount								3,700,000
Number of days to remedy of the convertible notes				90
Extension fee percentage				0.25%
Common shares to convertible note holders				75.6
Term of senior secured revolving credit facility																																								1 year
Line of Credit Facility Interest Rate Description																																									(i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America's prime rate and (iii) the London Interbank Offered Rate ("LIBOR") plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company	(i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America's prime rate and (iii) the London Interbank Offered Rate ("LIBOR") plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company
Margin rate under condition one of base rate																																									0.50%	0.50%
Margin rate under condition three of base rate																																									1.00%	1.00%
Margin rate above LIBOR under option two																																									0.60%	0.60%
Stand by Letter of Credit Value																																									1,200,000	1,200,000
Total principal amount outstanding under the revolving credit facility																																												248,000,000	248,000,000
Approximate interest rate payable on outstanding amount																																												0.88%	0.84%
Repayment of total principal amount under revolving credit facility																																											$ 248,000,000